Certain Relationships And Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 07, 2015	Dec. 31, 2011	Aug. 09, 2010
Certain Relationships And Related Party Transactions [Abstract]
Management agreement maturity date	2018
Management fee, rate per year	$ 15,000,000
Management fees and reimbursable expenses	15,200,000	15,800,000	15,900,000
Common Class A [Member]
Certain Relationships And Related Party Transactions [Abstract]
Total authorized stock repurchase amount	34,200,000					100,000,000
CC Finco, LLC [Member] | Common Class A [Member]
Certain Relationships And Related Party Transactions [Abstract]
Shares purchase amout during the period	5,000,000		111,291		1,553,971
Shares purchased during the period, value	$ 48,800,000		$ 692,887	$ 20,400,000	$ 16,400,000
Additional shares purchased				2,000,000